Loans (Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) number	Dec. 31, 2013 USD ($) number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number | number	6	11
Recorded Investment	$ 869,000	$ 6,705,000
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	4	4
Recorded Investment	$ 3,086,000	$ 1,548,000
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	1
Recorded Investment	$ 0	$ 33,000
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number | number	7	13
Recorded Investment	$ 485,000	$ 604,000
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number | number	9	8
Recorded Investment	$ 530,000	$ 428,000
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	6	11
Recorded Investment	$ 869,000	$ 6,705,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	4	5
Recorded Investment	$ 3,086,000	$ 1,581,000
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	16	21
Recorded Investment	$ 1,015,000	$ 1,032,000
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	2	17
Recorded Investment	$ 4,000	$ 65,000
Troubled Debt Restructurings That Subsequently Defaulted [Member]
Financing Receivable, Modifications [Line Items]
Number | number	31	71
Recorded Investment	$ 6,102,000	$ 17,215,000
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	3	17
Recorded Investment	$ 1,128,000	$ 7,832,000